Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Nov. 30, 2016
Related Party Transaction [Line Items]
Vessel operating expenses	$ (53,600,000)	$ (52,652,000)	$ (108,187,000)	$ (105,647,000)
Strategic and administrative service fees	(7,950,000)	(8,633,000)	(15,742,000)	(17,329,000)
Revenues	202,277,000	171,659,000	434,778,000	340,124,000
Due to Affiliate, Current	12,320,000		12,320,000		$ 18,570,000
Due from affiliates (note 14c)	1,240,000		$ 1,240,000		39,663,000
Pool Management Fees As Percentage Of Gross Revenue			1.25%
Pool receivable from affiliates, net (note 14d)	15,330,000		$ 15,330,000		56,549,000
Teekay LNG Operating L.L.C. | Bahrain LNG W.I.L.
Related Party Transaction [Line Items]
Ownership percentage						30.00%
Revenue Sharing Arrangements [Member]
Related Party Transaction [Line Items]
Due from affiliates (note 14c)	0		0		34,900,000
RSA Participants [Member]
Related Party Transaction [Line Items]
Pool receivable from affiliates, net (note 14d)	15,300,000		15,300,000		56,500,000
Payable to Manager [Member]
Related Party Transaction [Line Items]
Due to Affiliate, Current	7,800,000		7,800,000		$ 7,600,000
Vessel operating expenses - technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses	0	(2,800,000)	0	(6,100,000)
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(40,000)	(142,000)	(99,000)	(359,000)
LNG terminal services revenue
Related Party Transaction [Line Items]
Revenues	1,000,000	31,000	2,129,000	272,000
Technical management fee revenues
Related Party Transaction [Line Items]
Revenues	169,000	3,171,000	427,000	6,329,000
Service revenues
Related Party Transaction [Line Items]
Revenues	67,000	$ 254,000	217,000	$ 415,000
Minimum [Member]
Related Party Transaction [Line Items]
Pool Management Fees Fixed Amount Per Day	275		275
Maximum [Member]
Related Party Transaction [Line Items]
Pool Management Fees Fixed Amount Per Day	$ 350		$ 350